LEASES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Lessee, Lease, Description1 [Line Items]
Variable lease payments	$ 22
Rent expense		$ 228
Right-of-use assets securing lease liabilities	114
Lease Liability Activity [Roll Forward]
Lease liabilities, beginning of year	1,545
Net additions	335
Interest expense on lease liabilities	61
Interest payments on lease liabilities	(49)
Principal payments of lease liabilities	167
Lease liabilities, end of year	1,725	$ 1,545
Current liability	230		$ 190
Long-term liability	$ 1,495		$ 1,355
Minimum
Lessee, Lease, Description1 [Line Items]
Non-cancellable contract periods for leases, typical range	5 years
Maximum
Lessee, Lease, Description1 [Line Items]
Non-cancellable contract periods for leases, typical range	15 years